Right-of-Use Assets and Lease Liabilities - Schedule of Leases of Buildings (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cost:
At beginning of year	$ 347,020	$ 256,898
Addition during the year	616,820	345,871
Early termination of lease	(347,019)	(257,928)
Exchange realignment	(2,401)	2,179
At end of year	614,420	347,020
Accumulated depreciation:
At beginning of year	159,051	221,213
Early termination of lease	(244,908)	(222,100)
Depreciation for the year	240,643	158,800
Exchange realignment	(1,181)	1,138
At end of year	153,605	159,051
Net carrying amount	$ 460,815	$ 187,969